Operations (Tables)	12 Months Ended
Dec. 31, 2022
Operations
Schedule of fair value of asset and liabilities acquisition

Fair values recognized on acquisition
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
Total Assets	8,558,083

Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
Total liabilities	(3,982,924)

Schedule of consideration

Total net identifiable assets at fair value	4,575,159
Goodwill on acquisition (Note 16)	2,636,426
Total consideration	7,211,585

Schedule of asset acquired and liabilities

Cozani
Equity interest of the acquiree	100%
Shareholders’ equity of Cozani at book value on April 30, 2022	1,282,579
Shareholders’ equity of Cozani at fair value on April 30, 2022	4,575,159
Surplus of radio frequencies (i)	3,038,951
Surplus of customers’ portfolio (ii)	253,629

Contribution to the Group’s net revenue as of the acquisition date	1,231,518
Contribution to the Group with a loss as of the acquisition date	(626,258)
Net revenue from the acquiree since the beginning of the year	2,297,351
Loss from the acquiree since the beginning of the year	(1,910,638)

(i)	The intangible asset value refers to the adjustment in the authorizations item reflecting the fair value of the acquired grants and the spectrum assessment was carried out using the market approach, with the application of a transaction multiple. The average useful life is 17.68 years;

(ii)	The evaluation of the customer portfolio was conducted using the profitability approach, using the MPEEM (Multi-period excess earning method) method based on a calculation of cash flows from future economic benefits attributable to the customer base. The average useful life is 7.67 years.

Schedule of effects transaction

Description

Transaction price	1,096,294
Record of the remaining interest in the investment at fair value	1,612,957

Cost of assets
Write-off of investment	(1,211,472)
Write-off of goodwill at Fiber RJ/Fiber SP acquisition	(1,051,477)
Write-off of deferred tax on amortized goodwill	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment to fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517